Basis for preparation, consolidation and accounting policies - Impact of Adoption of IFRS 16 on Impact on consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Interest paid	$ (21,653)	$ (28,266)	$ (27,699)
Net cash and cash equivalents provided by operating activities	122,885	47,065	346,260
Net cash and cash equivalents used in financing activities	$ (35,258)	(100,618)	(74,052)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Net cash and cash equivalents provided by operating activities		$ (34,419)	$ (78,519)